Related Parties and Shareholders (Details) - Dr. Yacov Geva [Member] $ in Thousands	Jun. 30, 2021 USD ($) shares
Related Parties and Shareholders (Details) [Line Items]
Ordinary shares | shares	1,055,555
Paid bonus amount | $	$ 240